Shareholders' Equity (Details) - USD ($)		Dec. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 10, 2022	Sep. 02, 2020	Sep. 16, 2019
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						50,000,000	50,000
Ordinary shares, par value (in Dollars per share)		$ 0.005				$ 0.001	$ 1
Ordinary shares, shares issued						10,000,000	10,000
Ordinary shares, shares outstanding						10,000,000	10,000
Share price (in Dollars per share)						$ 1
Subdivide shares issued						10,000
Ordinary shares, outstanding						10,000,000
Authorized share capital (in Dollars)		$ 1,000,000
Ordinary shares		200,000,000
Sentage Holdings Inc. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.005			$ 0.005	$ 0.001
Ordinary shares, shares issued					10,000,000
Ordinary shares, shares outstanding						10,000,000
Subdivide shares authorized						50,000
Ordinary shares, shares issued (in Dollars)					$ 50,000
Authorized share capital (in Dollars)		$ 50,000
Ordinary shares		10,000,000
VIEs [Member]
Shareholders’ Equity [Line Items]
Restricted net assets (in Dollars)			$ 359,744	$ 409,435
Class A ordinary share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]		180,000,000	180,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.005	$ 0.005
Ordinary shares, shares issued	[1]		2,805,325	2,805,325
Ordinary shares, shares outstanding	[1]		2,805,325	2,805,325
Ordinary shares, shares issued (in Dollars)	[1]		$ 14,027	$ 14,027
Class A ordinary share [Member] | Sentage Holdings Inc. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.005
Class B ordinary share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]		20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.005	$ 0.005
Ordinary shares, shares issued	[1]
Ordinary shares, shares outstanding	[1]
Ordinary shares, shares issued (in Dollars)	[1]
Class B ordinary share [Member] | Sentage Holdings Inc. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.005

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022.